Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	SEI LIQUID ASSET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000354603
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
SLAT PRIME OBLIGATION FUND (Prospectus Summary) | SLAT PRIME OBLIGATION FUND | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPRXX